Loans and other borrowings (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Loans and Other Borrowings

	2019			2018 Restated
	Current $m	Non-current $m	Total $m	Current $m	Non-current $m	Total $m
Unsecured bank loans	—	125	125	—	—	—
£400m 3.875% bonds 2022	—	528	528	—	509	509
£300m 3.75% bonds 2025	—	399	399	—	385	385
£350m 2.125% bonds 2026	—	462	462	—	447	447
€500m 2.125% bonds 2027	—	564	564	—	569	569
	—	2,078	2,078	—	1,910	1,910

Bank overdrafts	87	—	87	104	—	104

Total loans and other borrowings	87	2,078	2,165	104	1,910	2,014

Denominated in the following currencies:

Sterling	2	1,389	1,391	—	1,341	1,341

US dollars	82	125	207	94	—	94

Euros	1	564	565	8	569	577

Other	2	—	2	2	—	2

	87	2,078	2,165	104	1,910	2,014

Summary of Facilities Provided by Banks

	2019			2018
	Utilised $m	Unutilised $m	Total $m	Utilised $m	Unutilised $m	Total $m
Committed	125	1,225	1,350	—	1,350	1,350
Uncommitted	—	54	54	—	53	53
	125	1,279	1,404	—	1,403	1,403

	2019 $m	2018 $m
Unutilised facilities expire:
Within one year	54	53

After two but before five years	1,350	1,350

	1,404	1,403